Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 4,244	$ 2,546
Net cash provided by operating activities	13,283	16,354
Net cash provided by (used in) financing activities	3,943	(11,399)
Increase (decrease) in cash and cash equivalents	11,618	38,648
Cash and cash equivalents, beginning of period	82,574	43,926
Cash and cash equivalents, end of period	94,192	82,574
Cash: Interest paid	7,863	10,584
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	4,244	2,546
Equity in undistributed net income of subsidiary	(3,983)	(2,564)
Net change in other assets and liabilities	(8)	23
Net cash provided by operating activities	253	5
Proceeds from exercise of common stock	173	446
Cash ividends paid on preferred stock	(1,032)	(1,032)
Dividend from Bank	9,000
Net cash provided by (used in) financing activities	8,141	(586)
Increase (decrease) in cash and cash equivalents	8,394	(581)
Cash and cash equivalents, beginning of period	3,475	4,056
Cash and cash equivalents, end of period	11,869	3,475
Cash: Interest paid	$ 362	$ 766